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                   JEFFERSON PILOT FINANCIAL INSURANCE COMPANY

                      JPF VARIABLE ANNUITY SEPARATE ACCOUNT

                 PILOT CLASSIC AND PILOT ELITE VARIABLE ANNUITY

                         Supplement Dated April 30, 2007
                              to Prospectus Dated
                                  May 1, 2002

On April 30, 2007, as reflected in the tables below, the reorganization of Jefferson Pilot Variable Fund, Inc. ("JPVF") and Lincoln Variable Insurance Products Trust ("LVIP") (the "Reorganization") became effective. The investment adviser to LVIP is Lincoln Investment Advisors Corporation ("Lincoln Investment Advisors"). Lincoln Investment Advisors is the same organization (formerly known as Jefferson Pilot Investment Advisory Corporation) which provided investment advisory services to JPVF. Lincoln Investment Advisors has contracted with the sub-investment managers listed in the table below to provide the day-to-day investment decisions for the LVIP Funds.

As a result of the Reorganization, the assets and liabilities of the JPVF portfolios shown in the table below, were transferred to newly created series of LVIP. The table shows the newly created LVIP series, the JPVF portfolio the assets and liabilities of which were transferred, and the current sub-investment manager to the newly created series:

LVIP SERIES                            JPVF PORTFOLIO                   SUB-INVESTMENT MANAGER
--------------------------------       -------------------------------  ----------------------------------
LVIP Capital Growth Fund               Capital Growth Portfolio         Wellington Management
(Standard Class)                                                        Company, LLP

LVIP T. Rowe Price Growth Stock        Strategic Growth Portfolio       T. Rowe Price Associates, Inc.
Fund (Standard Class)

LVIP S&P 500 Index Fund                S&P 500 Index Portfolio          Mellon Capital Management
(Standard Class)(1)                                                     Corporation

LVIP MFS Value Fund (Standard          Value Portfolio                  Massachusetts Financial Services
Class)                                                                  Company

LVIP Mid-Cap Growth Fund               Mid-Cap Growth Portfolio         Turner Investment Partners, Inc.
(Standard Class)

LVIP Mid-Cap Value Fund                Mid-Cap Value Portfolio          Wellington Management
(Standard Class)                                                        Company, LLP

LVIP Value Opportunities Fund          Small-Cap Value Portfolio        Dalton, Greiner, Hartman, Maher
(Standard Class)                                                        & Co., LLC

LVIP Marsico International             International Equity Portfolio   Marsico Capital Management,
Growth Fund (Standard Class)                                            LLC

LVIP Templeton Growth Fund             World Growth Portfolio           Templeton Investment Counsel,
(Standard Class)                                                        LLC

(1) "Standard & Poor's(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)

As a result of the Reorganization, the investment objective of the JPVF Small Company Portfolio changed, and the assets and liabilities of that Portfolio were transferred to newly created series of LVIP. The following table shows the newly created LVIP series, the JPVF portfolio the assets and liabilities of which were transferred, the revised investment objective, and the current sub-investment manager to the newly created series:

LVIP                JPVF           INVESTMENT OBJECTIVE                                SUB-INVESTMENT
SERIES              PORTFOLIO                                                          MANAGER
---------------     ------------   -------------------------------------------         -----------------
LVIP Small-         Small          Seeks capital appreciation. The Fund                Mellon Capital
Cap                 Company        pursues its objective by seeking to                 Management
Index Fund          Portfolio      approximate, as closely as practicable,             Corporation
                                   before fees and expenses, the performance
                                   of the Russell 2000(R) Index(2) which
                                   emphasizes stocks of small U.S. companies.

(2) Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell 2000(R) is a trademark of Russell Investment Group.

Finally as a result of the Reorganization, the JPVF Portfolios shown in the table below were merged into existing LVIP series. The following table shows the LVIP series into which the JPVF portfolio merged, the JPVF portfolio which was merged into the LVIP series, the investment objective of the LVIP Series, and the current sub-investment manager to the surviving series:

LVIP                 JPVF          INVESTMENT OBJECTIVE                                 SUB-INVESTMENT
SERIES               PORTFOLIO                                                          MANAGER
--------------       -----------   ------------------------------------------------     ----------------
LVIP                 High          Maximum current income consistent with a             Delaware
Delaware             Yield         prudent investment strategy.                         Management
Bond Fund            Bond                                                               Company
(Service             Portfolio
Class)

LVIP                 Growth        Maximize long-term return (capital                   Delaware
Delaware             Portfolio     appreciation plus income) consistent with            Management
Growth and                         prudent investment strategy. The Fund                Company
Income Fund                        pursues its objective by investing in a
(Service                           diversified portfolio of stocks primarily of
Class)                             large-sized U.S. companies

LVIP                 Balanced      Maximize long-term return (capital                   Delaware
Delaware             Portfolio     appreciation plus income) consistent with            Management
Managed                            prudent investment strategy. The Fund                Company
Fund                               pursues its objective by investing in three
(Service                           categories of securities: equity securities
Class)                             (stocks), fixed-income securities (debt
                                   obligations) and money market securities

LVIP Money           Money         Maximum current income while (i) maintaining         Delaware
Market Fund          Market        a stable value of its shares and (ii) preserving     Management
(Standard            Portfolio     the value of the Fund.                               Company
Class)

Delaware Management Company is an affiliate of Lincoln National Corporation. Jefferson Pilot Financial Insurance Company is an indirect wholly owned subsidiary of Lincoln National Corporation.

Please review the prospectuses for each of the LVIP series enclosed with this Supplement carefully. These prospectuses contain detailed information concerning the LVIP, including information relating to investment objectives and strategies, as well as the charges and expenses and other important information you should consider before selecting the Investment Divisions of the Pilot Classic and Pilot Elite Variable Annuity policy you own.